Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Total	Common Class B [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Oct. 13, 2021	$ 0		$ 0	$ 0	$ 0
Beginning Balance (Shares) at Oct. 13, 2021			0
Issuance of Class B common stock to Sponsor, Shares			7,906,250
Issuance of Class B common stock to Sponsor	25,000		$ 791	24,209
Net income (loss)	(10,965)	$ (10,965)			(10,965)
Ending Balance at Dec. 31, 2021	14,035		$ 791	24,209	(10,965)
Ending Balance (Shares) at Dec. 31, 2021			7,906,250
Net income (loss)	(439,210)	(11,559,034)			(439,210)
Sale of private placement warrants to Sponsor in private placement	12,223,750			12,223,750
Fair value of warrants and rights included in the Units sold in the Initial Public Offering	17,710,000			17,710,000
Offering costs associated with issuance of warrants as part of the Units in the Initial Public Offering (net of reimbursement from underwriter)	(135,698)			(135,698)
Accretion for Class A common stock to redemption amount	(27,045,604)			(27,045,604)
Ending Balance at Mar. 31, 2022	2,327,273		$ 791	2,776,657	(450,175)
Ending Balance (Shares) at Mar. 31, 2022			7,906,250
Beginning Balance at Dec. 31, 2021	14,035		$ 791	24,209	(10,965)
Beginning Balance (Shares) at Dec. 31, 2021			7,906,250
Net income (loss)	(1,727,335)	(7,105,728)			(1,727,335)
Sale of private placement warrants to Sponsor in private placement	12,223,750			12,223,750
Fair value of warrants and rights included in the Units sold in the Initial Public Offering	17,710,000			17,710,000
Offering costs associated with issuance of warrants as part of the Units in the Initial Public Offering (net of reimbursement from underwriter)	(135,698)			(135,698)
Accretion for Class A common stock to redemption amount	(30,297,501)			(29,822,261)	(475,240)
Ending Balance at Dec. 31, 2022	(2,212,749)		$ 791	0	(2,213,540)
Ending Balance (Shares) at Dec. 31, 2022			7,906,250
Net income (loss)	325,823	$ (415,060)			325,823
Accretion for Class A common stock to redemption amount	(2,401,121)				(2,401,121)
Ending Balance at Mar. 31, 2023	$ (4,288,047)		$ 791	$ 0	$ (4,288,838)
Ending Balance (Shares) at Mar. 31, 2023			7,906,250